Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
Prospectus Date	rr_ProspectusDate	Sep. 12, 2023
Document Creation Date	dei_DocumentCreationDate	Sep. 11, 2023